Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUES	$ 17,059	$ 13,597	$ 33,887	$ 25,156
COST OF REVENUES	(6,224)	(5,253)	(12,470)	(9,997)
GROSS PROFIT	10,835	8,344	21,417	15,159
OPERATING EXPENSES:
Research and development expenses	(10,198)	(9,961)	(20,788)	(20,106)
Sales and marketing expenses	(5,166)	(4,368)	(10,773)	(8,756)
General and administrative expenses	(3,697)	(3,397)	(7,364)	(6,968)
Change in earnout liability	837	(28)	663	(28)
TOTAL OPERATING EXPENSES	(18,224)	(17,754)	(38,262)	(35,858)
OPERATING LOSS	(7,389)	(9,410)	(16,845)	(20,699)
Change in fair value of Forfeiture Shares		10		35
Financial income, net	225	540	1,463	1,774
LOSS BEFORE INCOME TAXES	(7,164)	(8,860)	(15,382)	(18,890)
INCOME TAXES	(21)	(21)	(114)	(38)
LOSS AFTER INCOME TAXES	(7,185)	(8,881)	(15,496)	(18,928)
Equity in earnings of an investee	1	12	4	17
NET LOSS	$ (7,184)	$ (8,869)	$ (15,492)	$ (18,911)
Basic net loss per ordinary share (in Dollars per share)	$ (0.07)	$ (0.08)	$ (0.15)	$ (0.18)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.07)	$ (0.08)	$ (0.15)	$ (0.18)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share (in Shares)	103,551,779	105,079,508	104,403,869	104,563,467
Other comprehensive income:
Change in unrealized gains on cash flow hedges	$ 1,276		$ 734
TOTAL COMPREHENSIVE LOSS	$ (5,908)	$ (8,869)	$ (14,758)	$ (18,911)